Subsequent events (Details) - USD ($) $ in Millions	Feb. 23, 2026	Feb. 18, 2026	Feb. 26, 2026	Dec. 31, 2025	Oct. 10, 2025
Subsequent events | Four20 Pharma GmbH
Subsequent Events
Percentage of ownership after transaction	100.00%
Rejection period	20 days
Subsequent events | Four20 Pharma GmbH | Four20 Pharma GmbH Sellers
Subsequent Events
Percentage of ownership before transaction	45.00%
Senior Secured Notes - 2029 | Line of credit | Subsequent events
Subsequent Events
Gross proceeds		$ 500.0
Debt issuance costs		$ 7.9
Stated interest rate		11.50%
Amended Needham LOC | Line of credit
Subsequent Events
Stated interest rate				7.99%
Amended Needham LOC | Line of credit | Revolving credit facility
Subsequent Events
Stated interest rate					7.99%
Amended Needham LOC | Line of credit | Subsequent events | Revolving credit facility
Subsequent Events
Stated interest rate			8.99%